Segmented information	12 Months Ended
Dec. 31, 2019
Disclosure of geographical areas [abstract]
Segmented information
14	Segmented information
The Company operates in one business segment being the exploration and evaluation of mineral property interests. The Company’s non-current
assets geographically are as follows:

	2019	2018

Canada

Property and equipment	$299	$83

Deposit and other	10	12

	$309	$95

Other

Property and equipment	$17	$4

Other assets	114	199

Deposit and other	2	-

	$133	$203
Other assets in the ‘Other’ category are related to the Company’s investment in the Entrée/Oyu Tolgoi JV Property in Mongolia (Note 8).